Net revenues	12 Months Ended
Dec. 31, 2023
Net Revenues
Net revenues

6	Net revenues

Accounting policy

Revenues represent the amount of the consideration received or receivable for the sale of goods in the ordinary course of the Company’s activities. Revenues are shown net of value-added tax, returns, rebates and discounts, after eliminating sales between the consolidated companies.

The Company recognizes revenues when a performance obligation is satisfied by transferring a promised good or service to a customer. The asset is transferred when the customer obtains control of that asset. To determine the point in time at which a customer obtains control of a promised asset the Company considers the following indicators: (i) the Company has a present right to payment for the asset; (ii) the customer has legal title to the asset; (iii) the Company has transferred physical possession of the asset; (iv) the customer has the significant risks and rewards of ownership of the asset; (v) the customer has accepted the asset.

Identification and timing of satisfaction of performance obligations

The Company has two distinct performance obligations included in certain sales contracts:

(i) the promise to provide goods to its customers; and (ii) the promise to provide freight and to contract insurance services to its customers.

Promise to provide goods: this performance obligation is satisfied when the control of such goods is transferred to the final customer, which is substantially determined based on the Incoterms agreed upon in each of the contracts with customers.

Promise to provide freight and contracting insurance services: this performance obligation is satisfied when the freight and insurance services contracted to customers are completed.

As a result of the distinct performance obligations identified, part of the Company’s revenues is presented as revenues from services. Cost related to revenues from services is presented as Cost of sales. Revenues from the sale of goods and from freight and contracting insurance services are recognized at a point in time when control is transferred and when contracted services are provided. It is at this point that a trade receivable is recognized because only the passage of time is required before the consideration is due. The Company does not have any contract assets, which give right to consideration in exchange for goods or services that the Company has transferred to the customer, since all rights to consideration of the contracts are unconditional.

In 2023, revenues of USD 773,230 are derived from two main customers. These revenues are attributed to both segments, mining and smelting.

Contractual obligations are an entity’s obligation to transfer goods or services to a customer for which the entity has received consideration from the customer (or the payment is due) but the transfer has not yet been completed. For contracts where performance obligations are satisfied over a period of time, the stage of completion is required to calculate how much revenue should be recognized to date and revenue shall be deducted from the prepayment to the extent that performance obligations are delivered. Refer to note 29 for the specific accounting policy and information related to NEXA’s contractual obligations.

Determining the transaction price and the amounts allocated to performance obligations

The Company considers the terms of the contract and its customary business practices to determine the transaction price. The transaction price is the amount of consideration that the Company expects to be entitled to receive in exchange for transferring promised goods or services to its customers. Transaction price is allocated to each performance obligation on a relative standalone selling price basis.

The transaction prices included in the Company’s sales contracts are mainly based on international prices references and subject to price adjustments based on the market price at the end of the relevant quotation period stipulated in the sales contract. These are referred to as provisional pricing arrangements which are subject to a monthly price adjustment as per the London Metal Exchange (LME) quotational periods. As of December 31, 2023, the pending price adjustments to be made were not material.

Additionally, the Company has a contractual obligation related to a long-term silver streaming arrangement linked to specific production of its Cerro Lindo mine. The Company received an upfront payment in advance of this specific production. The transaction price is linked to the silver production and spot market prices, which change over time and, therefore, it is accounted for as variable consideration. For more details about this streaming transaction see note 29.

(a)	Composition

(i)	Gross billing reconciliation

	2023	2022	2021
Gross billing	2,839,597	3,440,863	2,974,850
Billing from products	2,731,872	3,330,975	2,898,210
Billing from freight, contracting insurance services and others	107,725	109,888	76,640
Taxes on sales	(263,979)	(402,064)	(347,311)
Return of products sales	(2,385)	(4,809)	(5,429)
Net revenues	2,573,233	3,033,990	2,622,110

(ii)	Net revenues breakdown

	2023	2022	2021
Zinc	1,682,711	2,093,105	1,844,632
Lead	321,803	276,438	223,341
Copper	263,376	290,519	305,793
Silver	61,594	57,921	69,691
Other products	136,024	206,119	102,013
Freight, contracting insurance services and others	107,725	109,888	76,640
Net revenues	2,573,233	3,033,990	2,622,110

Taxes on sales	263,979	402,064	347,311
Return of products sales	2,385	4,809	5,429
Gross billing	2,839,597	3,440,863	2,974,850

(b)	Information on geographical areas in which the Company operates

The geographical areas are determined based on the location of the Company’s customers. The net revenues of the Company, classified by geographical location and currency, are as follows:

(i)	Net revenues by geographical location

	2023	2022	2021
Peru	654,216	859,760	774,735
Brazil	559,786	827,173	753,280
Singapore	229,278	166,412	56,879
Switzerland	209,312	124,726	78,770
United States	168,965	174,526	119,564
Argentina	94,144	94,433	93,107
Chile	83,459	120,060	54,044
Luxembourg	78,474	95,252	97,462
China	65,910	-	-
Austria	47,919	48,676	45,057
South Africa	41,350	55,864	25,126
South Korea	39,985	32,406	118,596
Colombia	36,066	64,013	54,325
Japan	32,054	71,370	58,296
Taiwan	26,901	65,036	53,752
Turkey	26,606	54,955	34,493
Belgium	19,824	17,905	13,690
Malaysia	18,738	26,032	25,681
Netherlands	16,045	13,623	17,693
Ecuador	14,554	15,433	15,652
Italy	9,479	9,586	14,834
Vietnam	5,006	8,396	14,555
Other	95,162	88,353	102,519
Net revenues	2,573,233	3,033,990	2,622,110

(ii)	Net revenues by currency

	2023	2022	2021
USD	2,050,053	2,251,866	1,914,905
Brazilian Real (“BRL”)	523,180	782,124	707,205
Net revenues	2,573,233	3,033,990	2,622,110